Long-term assets - E.2.1. Accounting for property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2019
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years
Bottom of range | Networks (including civil works)
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Bottom of range | Other
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Top of range | Networks (including civil works)
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years
Top of range | Other
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	7 years